Other revenues	6 Months Ended
Jun. 30, 2021
Other revenues
8 Other revenues
in	2Q21	1Q21	2Q20	6M21	6M20
Other revenues (CHF million)
Noncontrolling interests without SEI	4	(1)	0	3	0
Loans held-for-sale	(58)	(41)	5	(99)	(16)
Long-lived assets held-for-sale	3	(2)	6	1	10
Equity method investments	55	29	23	84	59
Other investments	131	199	223	330	451
Other	241	188	233	429	374
Other revenues	376	372	490	748	878

Bank
Other revenues
8 Other revenues
in	6M21	6M20
Other revenues (CHF million)
Loans held-for-sale	(99)	(16)
Long-lived assets held-for-sale	1	10
Equity method investments	84	58
Other investments	332	451
Other	601	487
Other revenues	919	990